SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions.

These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and expenses during the reporting period and accompanying notes. Actual results could differ from those estimates. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made.
Financial statements in U.S. dollars

The currency of the primary economic environment in which REE Automotive Ltd. and its subsidiaries operate is the U.S. dollar. Thus, the functional and reporting currency of the Company is the U.S. dollar.
Accordingly, foreign currency assets and liabilities are remeasured into U.S. dollars at the end-of-period exchange rates except for non-monetary assets and liabilities, which are measured at historical exchange rates. Revenue and expenses are remeasured each day at the exchange rate in effect on the day the transaction occurred.

Principles of consolidation

The consolidated financial statements include the accounts of REE Automotive Ltd. and its subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Cash and cash equivalents

Cash and cash equivalents consist of cash in banks, bank deposits and money market funds, that have a maturity, at the date of purchase, of three months or less.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Short-term investments

The Company accounts for investments in debt securities in accordance with ASC 320, "Investments - Debt Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

Held-to-maturity securities are those securities that the Company has the positive intent and ability to hold until maturity and are recorded at amortized cost and adjusted for amortization of premiums and accretion of discounts. The Company’s investment securities are classified as held-to-maturity.

Generally, premiums are amortized to call date and discounts are accreted to maturity, on a level yield basis.

Starting January 1, 2023 the Company adopted ASU 2016-13, Topic 326 "Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments" which modified the other than temporary impairment model for debt securities. Debt securities classified as held-to-maturity are reviewed each reporting period to determine whether an allowance for credit losses should be recorded. Management’s assessment as to whether an allowance should be recorded is based on, among other things, the length of time to maturity; the financial condition and near-term prospects of the issuer; The Company does not record an allowance for securities with zero expectation of nonpayment upon default. During the years ended December 31, 2024 and 2023, no credit loss impairments have been identified.

For the year ended December 31, 2022, the Company's securities are reviewed for impairment in accordance with ASC 320-10-35. If such assets are considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while declines in fair value related to other factors are recognized in accumulated other comprehensive income (loss). For the year ended December 31, 2022, no other-than-temporary impairment had been recognized.

As of December 31, 2024 and 2023 the Company had no investments in debt securities.

Inventory

The Company’s inventory, which includes raw materials, work in-process, and finished goods, is carried at the lower of cost or Net Realizable Value (“NRV”). Inventory cost is computed using standard cost, which approximates actual cost on a first-in, first-out basis. In the case of manufactured inventories and work in progress, cost includes an appropriate share of production overheads based on operating capacity.

At the end of each reporting period, the Company evaluates whether its inventories are damaged, obsolete, or have material changes in price or other causes, and if so, a loss is recognized in the period in which it occurs. Inventory write-downs are also based on reviews for any excess or obsolescence.

The Company also reviews its inventory to determine whether its carrying value exceeds the NRV upon the ultimate sale of the inventory. NRV is the estimated selling price of inventory in the ordinary course of business, less estimated costs of completion, disposal, and transportation. At the end of each reporting period, the Company determines the estimated selling price of its inventory based on market conditions. Once inventory is written-down, a new, lower cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Non-current Restricted cash

Non-current restricted cash represent restricted bank deposits which are primarily used as a security for the Company’s operating lease agreements.

Impairment for long-lived assets

Long-lived assets of the Company are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

For the years ended December 31, 2024, 2023, and 2022, no impairment charges were recognized.
Leases

The Company determines if an arrangement is a lease at inception in accordance with ASC 842, Leases. The Company currently does not have any finance leases.

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. Operating lease ROU assets also include any prepaid lease payments. Some of the leases contain variable lease payments, including payments based on a Consumer Price Index (“CPI”). Variable lease payments based on a CPI are initially measured using the index in effect at lease inception, and will not be subsequently adjusted, unless the liability is reassessed for other reasons. Additional payments based on the change in a CPI are recorded as a period expense when incurred. For short-term leases with a term of 12 months or less, operating lease ROU assets and liabilities are not recognized and the Company records lease payments in the Consolidated Statements of Operations on a straight-line basis over the lease term.

The implicit rate within the operating leases is generally not determinable, therefore the Company uses the Incremental Borrowing Rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments. The Company’s IBR was estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset was located.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets below:

	Years
Computers and software	3	—	7
Furniture and fixtures	5
Machinery and equipment	4	—	7
Vehicles	7
Demonstration vehicles	2
Leasehold improvements	Shorter of the term of the lease or useful life

Pre-production costs related to long-term supply agreements

The Company incurred pre-production engineering, development and tooling costs related to products produced for its customers under future potential long-term supply agreements. Engineering, testing and other costs incurred in the design and development of production parts will be expensed as incurred.

Research and development, net

Research and development costs include personnel-related expenses associated with the Company’s engineering personnel and consultants responsible for the design, development and testing of its products and allocated overhead. Research and development costs are expensed as incurred and are presented net of the amount of any grants the Company receives for research and development in the period in which the grant was received.

Grants

On August 19, 2021, the Company was awarded approximately $12,272 (£10,141) as part of a total $15,002 (£12,397) grant from the UK government. This grant is part of a $49,571 (£40,963) investment, coordinated through the Advanced Propulsion Centre (‘APC’), in which REE will contribute approximately $46,397 (£38,340). The project runs from November 1, 2021 until July 2024. Funds spent on the project are claimed the month after each three month period and paid in the following month. The Company recognized APC’s participation in research and development as a reduction from research and development expenses in the amount of $3,636, $4,667 and $4,472 for the years ended December 31, 2024, 2023 and 2022, respectively.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Israeli severance pay

Pursuant to Section 14 of Israel’s Severance Compensation Law, 1963 (“Section 14”), the Israeli entity’s employees are included under this section and entitled only to monthly deposits at a rate of 8.33% of their monthly salary, made on their behalf with insurance companies. Payments in accordance with Section 14 release REE Automotive Ltd. from any future severance payments in respect of those employees. As a result, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from severance obligation to employees once the amounts have been deposited, and the Company has no further legal ownership on the amounts deposited.

For the years ended December 31, 2024, 2023, and 2022, severance pay expenses amounted to $987, $1,069, and $1,217, respectively.

Employee benefit plan – Defined contribution plan

The Company maintains a defined contribution 401(k) retirement savings plan for its U.S. employees. Each participant in the 401(k) retirement savings plan may elect to contribute a percentage of his or her annual compensation up to a specified maximum amount allowed under U.S. Internal Revenue Service regulations. The Company matches employee contributions to a maximum of 4% of the participant annual compensation. For the years ended December 31, 2024, 2023, and 2022 the employer expenses related to the match amounted to $81, $106, and $117 respectively.

The Company maintains a privately administered pension insurance plan in the United Kingdom. Contributions to the plan are recognized as employee benefit expense when due. For the years ended December 31, 2024, 2023 and 2022, the Company matched employee contributions to a maximum of 6% of base salary of the participant annual compensation. For the years ended December 31, 2024, 2023 and 2022 the employer expenses related to the match amounted to $515, $538 and $371, respectively.

Warranty liability

Warranty liability provided to customers is accrued in accordance with management’s estimate. No material claims were incurred for the years ended December 31, 2024, 2023 and 2022.

As of December 31, 2024 and 2023, the warranty liability amounts were immaterial.

Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents, short-term investments and non-current restricted cash.

The Company maintains its cash, cash equivalents, short-term investments and non-current restricted cash with high-quality financial institutions mainly in Israel, the U.S. and the U.K., and regularly monitors their composition and maturities.

The Company has no significant off-balance-sheet concentrations of credit risk such as foreign exchange contracts and option contracts.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Stock-based compensation

The Company accounts for share-based compensation to employees and non-employees in accordance with ASC 718, “Compensation — Stock Compensation”, (“ASC 718”), which requires companies to estimate the fair value of equity-based payment awards on the date of grant based on the fair value of the awards granted.

The Company grants awards that vest upon the satisfaction of service condition.

For graded-vesting awards with no performance or market conditions, the Company recognizes the related share-based compensation expense on a straight-line basis over the requisite service period of the awards. The Company accounts for forfeitures as they occur.

Throughout the fiscal years ended December 31, 2024, 2023 and 2022 the Company has granted options with exercise price of up to $0.03. The grant date fair value of the awarded options is measured based on the closing market price of the Company's Class A Ordinary shares on or immediately before the date of grant.

The Company measures the grant date fair value of its Restricted Share Units (“RSUs”) based on the closing market price of the Class A Ordinary share on or immediately before the date of grant.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Fair value of financial instruments

Fair value is defined as the exchange price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Financial instruments consist, among others, of cash equivalents, other accounts receivable, short-term loan, trade payables and other accounts payable and accrued expenses. These financial instruments are stated at their carrying value, which approximates their fair value due to the short time to the expected receipt or payment date. The Company considers its pre-funded warrants to be Level 2. The warrants and derivative liabilities are measured at fair value using Level 3 inputs (see also Note 13, Note 14 and Note 15).

Convertible Promissory Notes

The Company applies ASC 470-20, “Debt with Conversion and Other Options” (“ASC 470-20”). In accordance with ASC 470-20 the Company first allocates the proceeds to freestanding liability instrument that are measured at fair value at each reporting date, based on their fair value. The remaining proceeds are allocated between the convertible debt and any bifurcated embedded derivatives. In accordance with ASC 815 “Derivatives and Hedging” (“ASC 815”), the Company bifurcates embedded derivatives that require bifurcation and accounts for them separately from the convertible debt.

The Company applies ASC 815, “Derivatives and Hedging” to all features related to convertible debt. When features meet the definition of a derivative, are not clearly and closely related to the characteristics of the convertible debt, and do not qualify for any scope exceptions within ASC 815, they are required to be accounted for separately from the debt instrument and recorded as derivative instrument liabilities. The fair value assigned to the embedded derivative instruments is marked to market in each reporting period. The Company has recorded embedded derivative liabilities related to the convertible promissory notes.

For further information regarding the convertible promissory notes, see Note 13.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Warrants liability

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance. The assessment considers whether the warrants and pre-funded warrants are freestanding financial instruments, meet the definition of a liability under ASC 480, are indexed to the Company’s own shares and whether the warrants are eligible for equity classification under ASC 815-40. This assessment is conducted at the time of warrant issuance and as of each subsequent reporting period end date while the warrants are outstanding.

Warrants that meet all the criteria for equity classification, are required to be recorded as a component of additional paid-in capital. Warrants that do not meet all the criteria for equity classification, are required to be recorded as liabilities at their initial fair value on the date of issuance and remeasured to fair value through earnings at each balance sheet date thereafter.

The Company classified the warrants and pre-funded warrants as a liability pursuant to ASC 815-40 since they do not meet the equity classification conditions. Accordingly, the Company measured the warrants and pre-funded warrants at their fair value. The warrants and pre-funded warrants liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of comprehensive loss.

For information regarding the Company's outstanding warrants, see Note 14.

Basic and diluted loss per share

The Company’s basic net loss per share is calculated by dividing net loss attributable to Class A Ordinary shares by the weighted-average number of shares of Class A Ordinary shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive shares of Ordinary shares are anti-dilutive. The Company’s Class B Ordinary shares include voting rights only and therefore are excluded from the loss per share calculation.

The potentially dilutive securities that were excluded from the computation for the years ended December 31, 2024, 2023 and 2022 were 7,455,172, 2,679,771 and 2,314,774, respectively, because including them would have been anti-dilutive.

Income taxes

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between the financial reporting and the tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value, and if it is more likely than not that a portion or all of the deferred tax assets will not be realized.

ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. This standard contains a two-step approach to recognizing and measuring a liability for uncertain tax positions.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (on a cumulative basis) likely to be realized upon ultimate settlement.

Revenue recognition

Under ASC 606 “Revenue from contracts with customers”, the Company recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. To determine revenue recognition for contracts that are within the scope of the standard, the Company perform the following five steps: (1) Identify the contract(s) with a customer, (2) Identify the performance obligations in the contract, (3) Determine the transaction price, (4) Allocate the transaction price to the performance obligations in the contract and (5) Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company recognizes revenue at the time when its customer obtains control of the promised goods which is when the performance obligation is satisfied by transferring the promised product to the customer. Revenue is recognized net of any taxes collected from customers which are subsequently remitted to governmental entities (e.g., sales tax and other indirect taxes). The Company does not offer right of return to its contracts.

The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring the products to the customer.

Payment terms generally are up to 30 days. The Company applies the practical expedient and does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the customer and the transfer of the promised goods or services to the customer will be one year or less.

For contracts in which the performance obligation has an original expected duration of one year or less, the Company does not provide disclosure on its remaining performance obligations.

Deferred revenues are recognized as (or when) the Company receives consideration prior to performing its obligations under the contract.

In April 2021, the Company entered into a strategic development agreement with a customer, pursuant to which the Company agreed to develop and supply REE platform prototypes. Revenue related to the agreement was deferred and will be recognized upon satisfying performance obligations in the contract. The Company’s contracts with customer prepayment terms do not include a significant financing component because the primary purpose is not to receive financing from the customers. For the year ended December 31, 2023, the Company recorded revenues in the amount of $943 upon the termination of the agreement with the customer and recorded capitalized expenses in the amount of $943 in cost of revenues.
In addition, for the years ended December 31, 2024, 2023 and 2022 the Company recorded revenues from sales of SDV prototypes in the aggregate amount of $183, $665 and zero, respectively. Revenue from sales of SDV prototypes is recognized at a point in time when the control of the goods is transferred to the customer, upon delivery.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Cost of revenues

Cost of revenues primarily comprised from the cost of SDVs and includes direct parts, material and labor costs, share-based compensation expenses, manufacturing overhead (e.g., depreciation of machinery and tooling), shipping and logistics costs, and reserves including for estimated warranty costs related to the production of SDVs and adjustments to write down the carrying value of inventory when it exceeds its estimated NRV.

Segment information

The Company identifies operating segments in accordance with ASC Topic 280, “Segment Reporting” as components of an entity for which discrete financial information is available and is regularly reviewed by the Chief Operating Decision Maker ("CODM"), or decision-making group, in making decisions regarding resource allocation and evaluating financial performance. The Company operates in one operating and reportable segment. Financial information is evaluated regularly by the CODM, who is the Company’s CEO, in deciding how to allocate resources and assessing performance. The Company’s CODM allocates resources and assesses performance based upon discrete financial information at the consolidated level.
R&D tax credit

The research & development (R&D) tax credit in the United Kingdom is a United Kingdom tax relief designed to encourage innovation and increase spending on R&D activities for companies operating in the United Kingdom. This is relevant to the Company’s subsidiary engineering center in the United Kingdom. Generally, the United Kingdom R&D tax credit offsets the income tax to be paid and the remaining portion (if any) will be refunded. The R&D tax credit is calculated based on the claimed volume of eligible R&D expenditures by the Company. As a result, the R&D tax credit is presented as a deduction from “research and development expenses” in the consolidated statements of income (loss). During the years ended December 31, 2024, 2023 and 2022, the Company recorded R&D tax credit benefits in the amount of $5,697, $769 and zero, respectively.

Recently adopted accounting pronouncements

As an “emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, requiring public entities to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an interim and annual basis. The Company adopted ASU 2023-07 during the year ended December 31, 2024. See Note 18 for further details.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)
Recently issued accounting pronouncements, not yet adopted
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2023-09.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, requiring public entities to disclose additional information about specific expense categories in the notes to the financial statements on an interim and annual basis. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2024-03.